RELATED PARTY TRANSACTIONS - Borrowings from related parties and interest expense (Details)	6 Months Ended
Apr. 30, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 93,794
Repayments made for related parties' borrowings	35,807
Borrowings from Related Parties and Interest Expense
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	93,794
Repayments made for related parties' borrowings	$ 35,807